REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
Board of Directors and
Shareholders
Harrison Street Real Estate Fund
LLC
In planning and performing our
audit of the financial statements of
Harrison Street Real Estate Fund
LLC (formerly, Versus Capital Real
Estate Fund LLC) (the "Fund") as of
and for the year ended March 31,
2026, in accordance with the
standards of the Public Company
Accounting Oversight Board
(United States), we considered the
Fund's internal control over
financial reporting, including
controls over safeguarding
securities, as a basis for designing
audit procedures for the purpose
of expressing an opinion on the
financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the Fund's
internal control over financial
reporting. Accordingly, we express
no such opinion.
Management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A fund's
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
generally accepted accounting
principles. A fund's internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial
statements in accordance with
generally accepted accounting
principles, and that receipts and
expenditures of the fund are being
made only in accordance with
authorizations of management
and directors of the fund; and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized
acquisition, use, or disposition of
the fund's assets that could have a
material effect on the financial
statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements. Also
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls
may become inadequate because
of changes in conditions, or the
degree of compliance with policies
and procedures may deteriorate.
A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control
over financial reporting, such that
there is a reasonable possibility
that a material misstatement of
the Fund's annual or interim
financial statements will not be
prevented or detected on a timely
basis.
Our consideration of the Fund's
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
over financial reporting that might
be material weaknesses under
standards established by the
Public Company Accounting
Oversight Board (United States).
However, we noted no deficiencies
in the Fund's internal control over
financial reporting and its
operation, including controls over
safeguarding securities, which we
consider to be material
weaknesses as defined above as
of March 31, 2026.
This report is intended solely for
the information and use of
management and the Board of
Directors of Harrison Street Real
Estate Fund LLC and the U.S.
Securities and Exchange
Commission, and is not intended
to be and should not be used by
anyone other than these specified
parties.
/s/ Grant Thornton LLP
Philadelphia, Pennsylvania
May 29, 2026